Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 3,695,167	$ 2,532,211
Stock compensation expense	703,397	583,607
Accreted interest	98,845	92,677
Impairment of long lived assets	5,361	14,204
Deferred tax liability
Depreciation	(30,259)	(38,217)
Other	0	(12,958)
Deferred Tax Assets, Net	$ 4,472,511	$ 3,171,524